Financial Instruments and Risk Management - Fair Value Hierarchy (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments and Risk Management
Financial assets, at fair value	$ 267	$ 153
Accounts payable	(74)	(71)
Balance, at fair value	193	82
Level 1
Financial Instruments and Risk Management
Financial assets, at fair value	212	70
Accounts payable	(38)	(43)
Balance, at fair value	174	27
Level 2
Financial Instruments and Risk Management
Financial assets, at fair value	55	83
Accounts payable	(36)	(28)
Balance, at fair value	$ 19	$ 55